Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	Feb. 28, 2022 CNY (¥)	Feb. 28, 2022 USD ($)	Feb. 28, 2021 CNY (¥)
Commitment with Shanghai East Normal University Education Development Fund for Public Welfare Donation Purpose
Accrued Expenses And Other Current Liabilities [Line Items]
Accrued marketing expenses	¥ 45,000	$ 7,133	¥ 45,000